Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
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Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

		December 31	December 31
(in thousands)	Note	2024	2023

Financial assets

Financial assets mandatorily measured at FVTNE 1

Cash and cash equivalents	22	$818,166	$546,527

Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 11	3,518	5,360

Long-term investments - warrants held		785	652

Investments in equity instruments designated at FVTOCI 1

Long-term investments - common shares held	16	98,190	246,026

Financial assets measured at amortized cost

Trade receivables from sales of cobalt	11	1,199	3,975

Refundable deposit - 777 PMPA	25	9,413	8,717

Other accounts receivable		1,500	743

Total financial assets		$932,771	$812,000

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		$13,553	$13,458

Total financial liabilities		$13,553	$13,458

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income.

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

		December 31	December 31
(in thousands)	Note	2024	2023

Cash and cash equivalents	22	$818,166	$546,527

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	3,518	5,360

Trade receivables from sales of cobalt	11	1,199	3,975

Refundable Deposit - 777 PMPA	25	9,413	8,717

Other accounts receivables	11	1,500	743

Maximum exposure to credit risk related to financial assets		$833,796	$565,322

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities	The table includes both interest and principal cash flows, where applicable.

As at December 31, 2024

(in thousands)	2024	2025 - 2026	2027 - 2028	After 2028	Total

Accounts payable and accrued liabilities	$13,553	$-	$-	$-	$13,553

Performance share units 1	13,562	11,522	-	-	25,084

Total	$27,115	$11,522	$-	$-	$38,637

1)	See Note 20.1 for estimated value per PSU at maturity and anticipated performance factor at maturity.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	December 31	December 31
(in thousands)	2024	2023

Monetary assets

Cash and cash equivalents	$7,833	$1,729

Accounts receivable	160	112

Long-term investments - common shares held	98,190	77,770

Long-term investments - warrants held	785	652

Other long-term assets	3,114	7,898

Total Canadian dollar denominated monetary assets	$110,082	$88,161

Monetary liabilities

Accounts payable and accrued liabilities	$9,291	$9,080

Performance share units	20,989	17,303

Lease liability	5,170	5,892

Pension liability	5,289	4,624

Total Canadian dollar denominated monetary liabilities	$40,739	$36,899

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2024

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(2,885)	$2,885

Increase (decrease) in other comprehensive income	9,819	(9,819)

Increase (decrease) in total comprehensive income	$6,934	$(6,934)

	As at December 31, 2023

	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(2,651)	$2,651

Increase (decrease) in other comprehensive income	7,777	(7,777)

Increase (decrease) in total comprehensive income	$5,126	$(5,126)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2024

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	22	$818,166	$818,166	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	3,518	-	3,518	-

Long-term investments - common shares held	16	98,190	98,190	-	-

Long-term investments - warrants held	16	785	-	785	-

		$920,659	$916,356	$4,303	$-

		December 31, 2023

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	22	$546,527	$546,527	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	5,360	-	5,360	-

Long-term investments - common shares held	16	246,026	246,026	-	-

Long-term investments - warrants held	16	652	-	652	-

		$798,565	$792,553	$6,012	$-